Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001006415
Hartford Global Equity Income Fund (Prospectus Summary) | Hartford Global Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Hartford Global Equity Income Fund Summary Section
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE.
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of current income consistent with growth of capital.
Expense, Heading	rr_ExpenseHeading	YOUR EXPENSES.
Expense, Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Hartford Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section beginning on page 69 of the Fund's statutory prospectus and the “Purchase and Redemption of Shares” section beginning on page 148 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Hartford Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Deferred Charges	rr_ExpensesDeferredChargesTextBlock	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund's operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities.  The Fund seeks to achieve its investment objective by investing primarily in equity securities of dividend-paying companies with market capitalizations above $2 billion.  The Fund's investment approach is based on the sub-adviser's, Wellington Management Company LLP (“Wellington Management”), fundamental analysis of dividend-paying companies with market capitalizations generally above $2 billion that have below average estimated price-to-earnings ratios.  Wellington Management uses a contrarian investment approach focused on longer-term fundamentals to create a portfolio of investments with an above-market projected total return that are trading at a discount to the market.  To assess total return potential, Wellington Management intensively analyzes a company's prospects against its valuation and in so doing focuses on the dividend yield and price/earnings ratio that Wellington Management believes the stock should command in the marketplace.  Portfolio construction is driven primarily by security selection, and the key stock selection criterion is total return potential, which is a combination of earnings growth and dividend yield.  Within the strategy, the contribution to total return from dividends is given added weight.

Under normal circumstances, at least 40% (and normally not less than 30%) of the Fund's net assets will be invested in or exposed to foreign securities or derivative instruments with exposure to foreign securities of at least three different countries outside the United States.  Investments are deemed to be “foreign” if: (a) an issuer's domicile or location of headquarters is in a foreign country; (b) an issuer derives a significant proportion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in a foreign country or has at least 50% of its assets situated in a foreign country; (c) the principal trading market for a security is located in a foreign country; or (d) it is a foreign currency.  The Fund's investments in derivative securities, exchange traded funds (ETFs) and exchange traded notes (ETNs) will be considered to be “foreign” if the underlying assets represented by the investment are determined to be foreign using the foregoing criteria.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS.
Risk, Narrative	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective. For more information regarding risks and investment matters, please see “Additional Information Regarding Investment Strategies and Risks” and "More Information About Risks" in the Fund’s statutory prospectus.

Market Risk −Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends, including adverse changes to credit markets.

Investment Strategy Risk −The risk that, if the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee that the Fund’s investment objective will be achieved.

Equity Risk −The risk that the price of equity or equity related securities may decline due to changes in a company's financial condition and overall market and economic conditions.

Foreign Investments Risk −Investments in foreign securities may be riskier than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund’s investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.

Emerging Markets Risk −The risks related to investing in foreign securities are generally greater with respect to investments in companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, significant delays in settlement of trades, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, the risks of investing in emerging markets are magnified in frontier markets.

Currency Risk −The risk that the value of the Fund’s investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer’s local currency.

Dividend Paying Security Investment Risk −Income provided by the Fund may be affected by changes in the dividend policies of the companies in which the Fund invests and the capital resources available for such payments at such companies. Issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. Dividend paying securities can fall out of favor with the market, causing the Fund during such periods to underperform funds that do not focus on dividends. The Fund’s focus on dividend paying investments may cause the Fund’s share price and total return to fluctuate more than those of funds that do not focus their investments on such investments.

Value Investing Style Risk −Using a value investing style to select investments involves special risks, particularly if it is used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value. Also, the value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Fund may underperform other equity funds that use different investing styles.

The Fund is subject to certain other risks, which are discussed in “Additional Information Regarding Investment Strategies and Risks” and "More Information About Risks" in the Fund’s statutory prospectus.

Risk, Lose Money	rr_RiskLoseMoney	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordfunds.com.

The returns:

•                  Assume reinvestment of all dividends and distributions

•                  Reflect the Fund's performance when the Fund pursued a different investment objective and investment strategy prior to June 1, 2014

•                  Would be lower if the Fund's operating expenses had not been limited.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below indicates the risks of investing in the Fund. Shows how the Fund's total return has varied from year to year
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hartfordfunds.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance does not indicate future results.
Bar Chart, Heading	rr_BarChartHeading	Total returns by calendar year (excludes sales charges)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock

The bar chart:

•                  Shows how the Fund's total return has varied from year to year

•                  Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

•                  Shows the returns of the Fund's Class A shares.  Because all of the Fund's shares are invested in the same portfolio of securities, returns for the Fund's other classes differ only to the extent that the classes do not have the same expenses.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 22.89% (2nd quarter, 2009) Lowest -19.75% (3rd quarter, 2011)
Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns.
Performance Table, Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	including sales charges
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns, which depend on an investor's particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown

After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.

Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table below shows returns for the Fund over time compared to those of a broad-based market index. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. For more information regarding returns, see the “Performance Notes” section in the Fund’s statutory prospectus.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending December 31, 2015 (including sales charges)
Hartford Global Equity Income Fund (Prospectus Summary) | Hartford Global Equity Income Fund | MSCI All Country World Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.84%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.76%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2008
Hartford Global Equity Income Fund (Prospectus Summary) | Hartford Global Equity Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total other expenses	rr_OtherExpensesOverAssets	0.33%
Administrative services fee	rr_Component1OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.33%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.08%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.25%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2017
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	$ 670
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	941
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,231
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,057
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	670
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	941
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,231
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,057
Annual Return 2009	rr_AnnualReturn2009	40.00%
Annual Return 2010	rr_AnnualReturn2010	15.31%
Annual Return 2011	rr_AnnualReturn2011	(9.98%)
Annual Return 2012	rr_AnnualReturn2012	17.79%
Annual Return 2013	rr_AnnualReturn2013	28.24%
Annual Return 2014	rr_AnnualReturn2014	2.50%
Annual Return 2015	rr_AnnualReturn2015	(2.42%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.75%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.79%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.15%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2008
Hartford Global Equity Income Fund (Prospectus Summary) | Hartford Global Equity Income Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.08%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.78%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2008
Hartford Global Equity Income Fund (Prospectus Summary) | Hartford Global Equity Income Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.70%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.76%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2008
Hartford Global Equity Income Fund (Prospectus Summary) | Hartford Global Equity Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total other expenses	rr_OtherExpensesOverAssets	0.58%
Administrative services fee	rr_Component1OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.58%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.33%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.33%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.00%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2017
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	$ 703
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	996
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,415
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,390
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	696
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,215
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,390
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.98%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.23%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.42%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2008
Hartford Global Equity Income Fund (Prospectus Summary) | Hartford Global Equity Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total other expenses	rr_OtherExpensesOverAssets	0.33%
Administrative services fee	rr_Component1OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.08%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.08%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.00%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2017
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	$ 303
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	644
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,111
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,404
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	644
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,111
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,404
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.14%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2008
Hartford Global Equity Income Fund (Prospectus Summary) | Hartford Global Equity Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Total other expenses	rr_OtherExpensesOverAssets	0.25%
Administrative services fee	rr_Component1OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.00%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.00%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2017
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	552
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,225
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	102
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	318
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	552
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,225
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.15%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.63%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.50%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2008
Hartford Global Equity Income Fund (Prospectus Summary) | Hartford Global Equity Income Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Total other expenses	rr_OtherExpensesOverAssets	0.32%
Administrative services fee	rr_Component1OtherExpensesOverAssets	0.20%
Other expenses	rr_Component2OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.57%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.12%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.45%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2017
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	$ 148
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	484
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	844
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,857
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	148
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	484
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	844
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,857
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R3 - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.64%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.15%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.96%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2008
Hartford Global Equity Income Fund (Prospectus Summary) | Hartford Global Equity Income Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total other expenses	rr_OtherExpensesOverAssets	0.26%
Administrative services fee	rr_Component1OtherExpensesOverAssets	0.15%
Other expenses	rr_Component2OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.26%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.11%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.15%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2017
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	389
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	681
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,513
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	117
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	389
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	681
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,513
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R4 - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.34%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2008
Hartford Global Equity Income Fund (Prospectus Summary) | Hartford Global Equity Income Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Total other expenses	rr_OtherExpensesOverAssets	0.20%
Administrative services fee	rr_Component1OtherExpensesOverAssets	0.10%
Other expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.95%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.10%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.85%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2017
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	516
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,157
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	87
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	293
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	516
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,157
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R5 - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.02%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.78%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2008
Hartford Global Equity Income Fund (Prospectus Summary) | Hartford Global Equity Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Total other expenses	rr_OtherExpensesOverAssets	0.09%
Administrative services fee	rr_Component1OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.84%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.80%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2017
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	264
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	462
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,033
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	82
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	264
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	462
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,033
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.11%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.83%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.61%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2008

[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.
[2]	Hartford Funds Management Company, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.25% (Class A), 2.00% (Class B), 2.00% (Class C), 1.00% (Class I), 1.45% (Class R3), 1.15% (Class R4), 0.85% (Class R5) and 0.80% (Class Y). In addition, Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2017, and shall renew automatically for one-year terms thereafter unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds, Inc.